Taxes to Recover - Summary of estimated recovery of PIS and COFINS credit (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	R$ 2,108,025	R$ 2,519,658
PIS and COFINS [member]
Disclosure Of Estimated Recovery Of ICMS Assets [Line Items]
Estimated recovery of PIS and COFINS credits	R$ 1,177,513	R$ 1,297,029